                    METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for MetLife Investors USA Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence below it with the following:

          . 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Money Market Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or the Fixed Account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).

          For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------
     Fixed Account
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis(R) Government Income Portfolio

     Platform 2
     ----------
     AllianceBernstein Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

                                                                SUPP-USAPRISM414

     AQR Global Risk Balanced Portfolio
     BlackRock Capital Appreciation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Equity Income Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Oppenheimer Global Equity Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis(R) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio

     Platform 3
     ----------
     Invesco Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Pioneer Mid Cap Value VCT Portfolio

     Platform 4
     ----------
     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Neuberger Berman Genesis Portfolio
     MFS(R) Emerging Markets Equity Portfolio
     Pioneer Real Estate Shares VCT Portfolio

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sub-sections titled "Legg Mason Partners Variable Equity Trust (Class II)" through "Pioneer Variable Contracts Trust - Pioneer Ibbotson Allocation Portfolios (Class II)" with the following:

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

          ClearBridge Variable Aggressive Growth Portfolio
          ClearBridge Variable Equity Income Portfolio

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

          AllianceBernstein Global Dynamic Allocation Portfolio
          Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
          AQR Global Risk Balanced Portfolio
          BlackRock Global Tactical Strategies Portfolio
          BlackRock High Yield Portfolio
          Invesco Balanced-Risk Allocation Portfolio
          Invesco Comstock Portfolio
          Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio)
          JPMorgan Global Active Allocation Portfolio
          JPMorgan Small Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          MetLife Balanced Plus Portfolio
          MetLife Multi-Index Targeted Risk Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          Oppenheimer Global Equity Portfolio
          PanAgora Global Diversified Risk Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio
          Pioneer Strategic Income Portfolio (Class E)
          Pyramis(R) Government Income Portfolio
          Pyramis(R) Managed Risk Portfolio
          Schroders Global Multi-Asset Portfolio

     METROPOLITAN SERIES FUND (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

     Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

          BlackRock Capital Appreciation Portfolio (Class E)

          BlackRock Money Market Portfolio (Class A)
          Jennison Growth Portfolio
          Loomis Sayles Small Cap Core Portfolio
          MFS(R) Total Return Portfolio
          MFS(R) Value Portfolio
          Neuberger Berman Genesis Portfolio

     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

          Pioneer Mid Cap Value VCT Portfolio
          Pioneer Real Estate Shares VCT Portfolio

     METROPOLITAN SERIES FUND-ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, the following Class B portfolios are available under the contract:

          MetLife Asset Allocation 60 Portfolio
          MetLife Asset Allocation 80 Portfolio

Replace the list of monitored portfolios in "Transfers - Frequent Transfers" section with the following:

     Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the BlackRock High Yield Portfolio, JPMorgan Small Cap Value Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Loomis Sayles Small Cap Core Portfolio, and Neuberger Berman Genesis Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios").

3. OTHER INFORMATION

In the "OTHER INFORMATION" section under "MetLife Investors USA," replace the address for MetLife Investors USA with "11225 North Community House Road, Charlotte, NC 28277" and add the following as a new second paragraph:

     In 2013, MetLife, Inc. announced its plans to merge MetLife Investors USA, MetLife Insurance Company of Connecticut (MetLife of Connecticut), MetLife Investors Insurance Company (MetLife Investors), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors, like MetLife Investors USA and MetLife of Connecticut, is a U.S. insurance company that issues variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. MetLife of

     Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.

In the "Distributor" section, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                       Telephone: (800) 547-3793

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                           DISTRIBUTION
                                              AND/OR                    ACQUIRED      TOTAL                        NET TOTAL
                                              SERVICE                  FUND FEES      ANNUAL       FEE WAIVER        ANNUAL
                             MANAGEMENT       (12B-1)        OTHER        AND       OPERATING    AND/OR EXPENSE    OPERATING
                                 FEE           FEES        EXPENSES     EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
                             -----------   -------------   ---------   ----------   ----------   ---------------   ----------
LEGG MASON PARTNERS
 VARIABLE EQUITY
 TRUST - CLASS II
ClearBridge Variable
 Aggressive Growth
 Portfolio                         0.75%           0.25%       0.05%        0.00%        1.05%             0.00%        1.05%
ClearBridge Variable
 Equity Income
 Portfolio                         0.75%           0.25%       0.06%        0.00%        1.06%             0.00%        1.06%

MET INVESTORS
 SERIES TRUST
AllianceBernstein
 Global Dynamic
 Allocation Portfolio
 - Class B                         0.61%           0.25%       0.03%        0.01%        0.90%             0.02%        0.88%
Allianz Global Investors
 Dynamic Multi-Asset
 Plus Portfolio - Class B          0.68%           0.25%       0.93%        0.00%        1.86%             0.66%        1.20%
AQR Global Risk
 Balanced Portfolio
 - Class B                         0.61%           0.25%       0.04%        0.03%        0.93%             0.02%        0.91%
BlackRock Global
 Tactical Strategies
 Portfolio - Class B               0.66%           0.25%       0.01%        0.14%        1.06%             0.03%        1.03%
BlackRock High Yield
 Portfolio - Class B               0.60%           0.25%       0.09%        0.08%        1.02%                -         1.02%
Invesco Balanced-Risk
 Allocation Portfolio
 - Class B                         0.64%           0.25%       0.04%        0.03%        0.96%             0.03%        0.93%
Invesco Comstock
 Portfolio - Class B               0.57%           0.25%       0.02%        0.00%        0.84%             0.02%        0.82%
Invesco Mid Cap
 Value Portfolio
 - Class B                         0.65%           0.25%       0.05%        0.08%        1.03%             0.02%        1.01%
JPMorgan Global
 Active Allocation
 Portfolio - Class B               0.74%           0.25%       0.09%        0.00%        1.08%             0.05%        1.03%
JPMorgan Small Cap
 Value Portfolio
 - Class B                         0.77%           0.25%       0.06%        0.04%        1.12%             0.09%        1.03%
Met/Franklin Low
 Duration Total Return
 Portfolio - Class B               0.50%           0.25%       0.05%        0.00%        0.80%             0.03%        0.77%
MetLife Balanced
 Plus Portfolio
 - Class B                         0.24%           0.25%       0.01%        0.42%        0.92%             0.00%        0.92%
MetLife Multi-Index
 Targeted Risk
 Portfolio - Class B               0.18%           0.25%       0.11%        0.22%        0.76%                -         0.76%
MFS(R) Emerging
 Markets Equity
 Portfolio - Class B               0.87%           0.25%       0.15%        0.00%        1.27%             0.01%        1.26%
MFS(R) Research
 International
 Portfolio - Class B               0.68%           0.25%       0.07%        0.00%        1.00%             0.06%        0.94%
Morgan Stanley
 Mid Cap Growth
 Portfolio - Class B               0.64%           0.25%       0.05%        0.00%        0.94%             0.01%        0.93%
Oppenheimer Global
 Equity Portfolio
 - Class B                         0.67%           0.25%       0.08%        0.00%        1.00%             0.03%        0.97%
PanAgora Global
 Diversified Risk
 Portfolio - Class B               0.65%           0.25%       0.98%        0.02%        1.90%             0.58%        1.32%
PIMCO Inflation
 Protected Bond
 Portfolio - Class B               0.47%           0.25%       0.08%        0.00%        0.80%             0.00%        0.80%
PIMCO Total Return
 Portfolio - Class B               0.48%           0.25%       0.03%        0.00%        0.76%                -         0.76%

                                           DISTRIBUTION
                                              AND/OR                    ACQUIRED      TOTAL                        NET TOTAL
                                              SERVICE                  FUND FEES      ANNUAL       FEE WAIVER        ANNUAL
                             MANAGEMENT       (12B-1)        OTHER        AND       OPERATING    AND/OR EXPENSE    OPERATING
                                 FEE           FEES        EXPENSES     EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
                             -----------   -------------   ---------   ----------   ----------   ---------------   ----------
MET INVESTORS
 SERIES TRUST (CONT.)
Pioneer Fund Portfolio
 - Class B                         0.65%           0.25%       0.05%        0.00%        0.95%             0.04%        0.91%
Pioneer Strategic
 Income Portfolio
 - Class E                         0.57%           0.15%       0.06%        0.00%        0.78%                -         0.78%
Pyramis(R) Government
 Income Portfolio
 - Class B                         0.42%           0.25%       0.03%        0.00%        0.70%                -         0.70%
Pyramis(R) Managed
 Risk Portfolio
 - Class B                         0.45%           0.25%       0.45%        0.46%        1.61%             0.35%        1.26%
Schroders Global
 Multi-Asset
 Portfolio - Class B               0.65%           0.25%       0.10%        0.05%        1.05%                -         1.05%

METROPOLITAN
 SERIES FUND
BlackRock Capital
 Appreciation
 Portfolio - Class E               0.69%           0.15%       0.02%        0.00%        0.86%             0.01%        0.85%
BlackRock Money
 Market Portfolio
 - Class A                         0.33%           0.00%       0.02%        0.00%        0.35%             0.02%        0.33%
Jennison Growth
 Portfolio - Class B               0.60%           0.25%       0.02%        0.00%        0.87%             0.07%        0.80%
Loomis Sayles Small
 Cap Core Portfolio
 - Class B                         0.90%           0.25%       0.05%        0.12%        1.32%             0.07%        1.25%
MFS(R) Total Return
 Portfolio - Class B               0.55%           0.25%       0.04%        0.00%        0.84%                -         0.84%
MFS(R) Value Portfolio
 - Class B                         0.70%           0.25%       0.02%        0.00%        0.97%             0.14%        0.83%
Neuberger Berman
 Genesis Portfolio
 - Class B                         0.80%           0.25%       0.03%        0.00%        1.08%             0.01%        1.07%

PIONEER VARIABLE
 CONTRACTS TRUST
 - CLASS II
Pioneer Mid Cap
 Value VCT Portfolio               0.65%           0.25%       0.06%        0.00%        0.96%                -         0.96%
Pioneer Real Estate
 Shares VCT Portfolio              0.80%           0.25%       0.22%        0.00%        1.27%                -         1.27%

                                           DISTRIBUTION
                                              AND/OR                    ACQUIRED      TOTAL                        NET TOTAL
                                              SERVICE                  FUND FEES      ANNUAL       FEE WAIVER        ANNUAL
                             MANAGEMENT       (12B-1)        OTHER        AND       OPERATING    AND/OR EXPENSE    OPERATING
                                 FEE           FEES        EXPENSES     EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
                             -----------   -------------   ---------   ----------   ----------   ---------------   ----------
METROPOLITAN SERIES
 FUND - ASSET
 ALLOCATION PORTFOLIOS
 - CLASS B
MetLife Asset Allocation
 60 Portfolio                      0.06%           0.25%          -         0.62%        0.93%                -         0.93%
MetLife Asset Allocation
 80 Portfolio                      0.06%           0.25%       0.01%        0.66%        0.98%                -         0.98%

The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                                   APPENDIX B
                      PARTICIPATING INVESTMENT PORTFOLIOS

FUNDING OPTION                                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST - CLASS II
ClearBridge Variable Aggressive                Seeks capital appreciation.               Legg Mason Partners Fund Advisor, LLC
 Growth Portfolio                                                                        Subadviser: ClearBridge Investments, LLC

ClearBridge Variable Equity                    Seeks a high level of current income.     Legg Mason Partners Fund Advisor, LLC
 Income Portfolio                              Long-term capital appreciation is a       Subadviser: ClearBridge Investments, LLC
                                               secondary objective.

MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic               Seeks capital appreciation and current    MetLife Advisers, LLC
 Allocation Portfolio - Class B                income.                                   Subadviser: AllianceBernstein L.P.

Allianz Global Investors Dynamic               Seeks total return.                       MetLife Advisers, LLC
 Multi-Asset Plus Portfolio - Class B                                                    Subadviser: Allianz Global
                                                                                         Investors U.S. LLC

AQR Global Risk Balanced Portfolio - Class B   Seeks total return.                       MetLife Advisers, LLC
                                                                                         Subadviser: AQR Capital
                                                                                         Management, LLC

BlackRock Global Tactical Strategies           Seeks capital appreciation and current    MetLife Advisers, LLC
 Portfolio - Class B                           income.                                   Subadviser: BlackRock Financial
                                                                                         Management, Inc.

BlackRock High Yield                           Seeks to maximize total return,           MetLife Advisers, LLC
 Portfolio - Class B                           consistent with income generation and     Subadviser: BlackRock Financial
                                               prudent investment management.            Management, Inc.

Invesco Balanced-Risk Allocation               Seeks total return.                       MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Invesco Advisers, Inc.

Invesco Comstock                               Seeks capital growth and income.          MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Invesco Advisers, Inc.

Invesco Mid Cap Value                          Seeks high total return by investing in   MetLife Advisers, LLC
 Portfolio - Class B                           equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                               companies.

JPMorgan Global Active                         Seeks capital appreciation and current    MetLife Advisers, LLC
 Allocation Portfolio - Class B                income.                                   Subadviser: J.P. Morgan Investment
                                                                                         Management Inc.

JPMorgan Small Cap Value                       Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: J.P. Morgan Investment
                                                                                         Management Inc.

Met/Franklin Low Duration Total                Seeks a high level of current income,     MetLife Advisers, LLC
 Return Portfolio - Class B                    while seeking preservation of             Subadviser: Franklin Advisers, Inc.
                                               shareholders' capital.

FUNDING OPTION                                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
MetLife Balanced Plus                          Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio - Class B                           of current income and growth of           Subadviser--Overlay Portion: Pacific
                                               capital, with a greater emphasis on       Investment Management Company LLC
                                               growth of capital.

MetLife Multi-Index Targeted                   Seeks a balance between growth of         MetLife Advisers, LLC
 Risk Portfolio - Class B                      capital and current income, with a        Subadviser--Overlay Portion: MetLife
                                               greater emphasis on growth of capital.    Investment Management, LLC

MFS(R) Emerging Markets                        Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio - Class B                                                              Subadviser: Massachusetts Financial
                                                                                         Services Company

MFS(R) Research International                  Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Massachusetts Financial
                                                                                         Services Company

Morgan Stanley Mid Cap                         Seeks capital appreciation.               MetLife Advisers, LLC
 Growth Portfolio - Class B                                                              Subadviser: Morgan Stanley Investment
                                                                                         Management Inc.

Oppenheimer Global Equity                      Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Oppenheimer Funds, Inc.

PanAgora Global Diversified                    Seeks total return.                       MetLife Advisers, LLC
 Risk Portfolio - Class B                                                                Subadviser: PanAgora Asset
                                                                                         Management, Inc.

PIMCO Inflation Protected                      Seeks maximum real return,                MetLife Advisers, LLC
 Bond Portfolio - Class B                      consistent with preservation of capital   Subadviser: Pacific Investment
                                               and prudent investment management.        Management Company LLC

PIMCO Total Return                             Seeks maximum total return,               MetLife Advisers, LLC
 Portfolio - Class B                           consistent with the preservation of       Subadviser: Pacific Investment
                                               capital and prudent investment            Management Company LLC
                                               management.

Pioneer Fund                                   Seeks reasonable income and capital       MetLife Advisers, LLC
 Portfolio - Class B                           growth.                                   Subadviser: Pioneer Investment
                                                                                         Management, Inc.

Pioneer Strategic Income                       Seeks a high level of current income.     MetLife Advisers, LLC
 Portfolio - Class E                                                                     Subadviser: Pioneer Investment
                                                                                         Management, Inc.

Pyramis(R) Government                          Seeks a high level of current income,     MetLife Advisers, LLC
 Income Portfolio - Class B                    consistent with preservation of           Subadviser: Pyramis Global
                                               principal.                                Advisors, LLC

Pyramis(R) Managed Risk                        Seeks total return.                       MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Pyramis Global
                                                                                         Advisors, LLC

Schroders Global Multi-Asset                   Seeks capital appreciation and current    MetLife Advisers, LLC
 Portfolio - Class B                           income.                                   Subadviser: Schroder Investment
                                                                                         Management North America Inc. and
                                                                                         Schroder Investment Management North
                                                                                         America Limited

FUNDING OPTION                                          INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation                 Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio - Class E                                                                     Subadviser: BlackRock Advisors, LLC

BlackRock Money Market                         Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio - Class A                           consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                               capital.

Jennison Growth                                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Jennison Associates LLC

Loomis Sayles Small Cap                        Seeks long-term capital growth from       MetLife Advisers, LLC
 Core Portfolio - Class B                      investments in common stocks or           Subadviser: Loomis, Sayles &
                                               other equity securities.                  Company, L.P.

MFS(R) Total Return                            Seeks a favorable total return through    MetLife Advisers, LLC
 Portfolio - Class B                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                         Services Company

MFS(R) Value                                   Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio - Class B                                                                     Subadviser: Massachusetts Financial
                                                                                         Services Company

Neuberger Berman Genesis                       Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio - Class B                           principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                         Management LLC

PIONEER VARIABLE CONTRACTS
 TRUST - CLASS II
Pioneer Mid Cap Value                          Seeks capital appreciation by             Pioneer Investment Management, Inc.
 VCT Portfolio                                 investing in a diversified portfolio of
                                               securities consisting primarily of
                                               common stocks.

Pioneer Real Estate Shares                     Seeks long-term growth of capital.        Pioneer Investment Management, Inc.
 VCT Portfolio                                 Current income is a secondary             Subadviser: AEW Capital Management, L.P.
                                               objective.

METROPOLITAN SERIES
 FUND - ASSET ALLOCATION
 PORTFOLIOS - CLASS B
MetLife Asset Allocation 60                    Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio                                     of current income and growth of
                                               capital, with a greater emphasis on
                                               growth of capital.

MetLife Asset Allocation 80                    Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio
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                                      B-3